                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Balanced Fund (Nov. 27, 2009)                           S-6326-99 AE

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management section of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined the investment manager in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined the investment manager in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined the investment manager in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since 2003.

-    Sector Leader of the investment grade credit sector team.

-    Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Manager on the high yield fixed income sector team.

-    Joined the investment manager in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

                                                               S-6326-7 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Disciplined Large Cap Growth Fund (Nov. 27, 2009)        S-6285-99 E

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies, Principal Risks and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since 2007.

- Joined the investment manager as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The information under the caption "Principal Investment Strategies" is hereby superseded and replaced with the following information:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Index. The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund's objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments;

- The company continues to meet the investment manager's performance expectations; or

-    The security is removed from the Index.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Risks" is hereby revised to include the following:

PORTFOLIO TURNOVER RISK. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

                                                               S-6285-3 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Disciplined Large Cap Value Fund (Nov. 27, 2009)         S-6523-99 D

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies, Principal Risks and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since 2008.

- Joined the investment manager as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The information under the caption "Principal Investment Strategies" is hereby superseded and replaced with the following information:

Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Index. The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund's objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments;

- The company continues to meet the investment manager's performance expectations; or

-    The security is removed from the Index.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Risks" is hereby revised to include the following:

PORTFOLIO TURNOVER RISK. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

                                                               S-6523-2 A (5/10)